Intangible Assets (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Customer relationships	$ 4,453,912	$ 4,142,912
Less accumulated amortization	4,144,360	3,708,499
Finite-Lived Intangible Assets, Net	$ 309,552	$ 434,413